Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	2020	2019	2018
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	1,164,377	1,199,619	1,981,924
Denominators:
Weighted average number of shares outstanding	294,055,525	302,691,397	306,541,706
Potentially dilutive shares	223,429	57,892	684,681
Basic earnings per share	3.96	3.96	6.47
Diluted earnings per share	3.96	3.96	6.45